FAIR VALUE MEASUREMENTS - Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Assets:
Money market funds	$ 280,067	$ 179,709
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Money market funds	280,067	179,709
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money market funds	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Money market funds	$ 0	$ 0